Derivative instruments and hedging activities - Volume of derivative activity in statement of financial position (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	¥ 5,465,337,000	¥ 4,473,398,000
Derivative assets, Fair value	[2]	25,006,000	19,678,000
Derivative liabilities, Fair value	[1],[2]	24,150,000	19,342,000
Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value		14,221	19,401
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	5,461,243,000	4,470,033,000
Derivative assets, Fair value	[2]	25,000,000	19,674,000
Derivative liabilities, Fair value	[1],[2]	24,031,000	19,196,000
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	127,843,000	110,348,000
Derivative assets, Fair value	[2]	3,053,000	2,572,000
Derivative liabilities, Fair value	[1],[2]	3,571,000	3,069,000
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	4,646,591,000	3,814,576,000
Derivative assets, Fair value	[2]	15,803,000	12,424,000
Derivative liabilities, Fair value	[1],[2]	14,515,000	11,509,000
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	90,918,000	59,408,000
Derivative assets, Fair value	[2]	394,000	304,000
Derivative liabilities, Fair value	[1],[2]	559,000	382,000
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	595,071,000	484,797,000
Derivative assets, Fair value	[2]	5,741,000	4,363,000
Derivative liabilities, Fair value	[1],[2]	5,349,000	4,186,000
Derivatives used for trading and non-trading purposes [Member] | Other Contract [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	820,000	904,000
Derivative assets, Fair value	[2]	9,000	11,000
Derivative liabilities, Fair value	[1],[2]	37,000	50,000
Derivatives designated as formal fair value or net investment accounting hedges [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	4,094,000	3,365,000
Derivative assets, Fair value	[2]	6,000	4,000
Derivative liabilities, Fair value	[1],[2]	119,000	146,000
Derivatives designated as formal fair value or net investment accounting hedges [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	3,874,000	3,182,000
Derivative assets, Fair value	[2]	3,000	4,000
Derivative liabilities, Fair value	[1],[2]	119,000	138,000
Derivatives designated as formal fair value or net investment accounting hedges [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	220,000	183,000
Derivative assets, Fair value	[2]	3,000
Derivative liabilities, Fair value	[1],[2]	¥ 0	¥ 8,000

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	The amounts reported include derivatives used for non-trading purposes other than those designated as formal fair value or net investment accounting hedges. These amounts have not been separately presented since such amounts were not significant as of March 31, 2025 and March 31, 2026.